Organization - Summary of Financial Information of VIE and VIE's Subsidiaries (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 44,823	$ 6,692	¥ 39,166
Variable Interest Entity, Primary Beneficiary [Member]
Table Text Block Supplement [Abstract]
Accounts Receivable, Allowance	¥ 44,566	$ 6,654	¥ 38,922